7. Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 19, 2020	Jan. 22, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 162,242	$ 151,670
Security deposit from tenant	$ 12,335		$ 4,800	$ 12,335